Financial assets and liabilities (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, beginning	R$ 2,675,344	R$ 2,652,426	R$ 2,088,961
Payments of principal	(188,206)	(162,853)	(50,038)
Payments of interest	(288,797)	(279,800)	(201,588)
Addition	627,779	101,753	617,494
Interest	313,438	298,527	216,130
Business combination	33,366	65,408
Other	573	(117)	(18,533)
Liabilities arising from financing activities, ending	3,173,497	2,675,344	2,652,426
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, beginning	1,800,775	1,882,901	1,374,876
Payments of principal	(128,696)	(112,630)	(1,791)
Payments of interest	(177,192)	(175,889)	(116,587)
Addition	491,593	5,288	496,885
Interest	201,472	197,678	127,559
Business combination	4,377
Other	2,832	3,427	1,959
Liabilities arising from financing activities, ending	2,195,161	1,800,775	1,882,901
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, beginning	874,569	769,525	714,085
Payments of principal	(41,221)	(31,473)	(28,511)
Payments of interest	(111,605)	(103,911)	(85,001)
Addition	117,897	77,715	100,873
Interest	111,966	100,849	88,571
Business combination	28,989	65,408
Other	(2,259)	(3,544)	(20,492)
Liabilities arising from financing activities, ending	978,336	874,569	769,525
Dividends Payable [Member]
IfrsStatementLineItems [Line Items]
Payments of principal	(18,289)	(18,750)	(19,736)
Payments of interest
Addition	R$ 18,289	R$ 18,750	R$ 19,736